Net Capital and Net Capital Requirements for Schwab and optionsXpress, Inc (Detail) (USD $)	Dec. 31, 2012
Schwab
Compliance with Regulatory Capital Requirements for Broker Dealers [Line Items]
Net Capital	$ 1,365,000,000
% of Aggregate Debit Balances	9.00%
Minimum Net Capital Required	250,000
2% of Aggregate Debit Balances	297,000,000
Net Capital in Excess of Required Net Capital	1,068,000,000
Net Capital in Excess of 5% of Aggregate Debit Balances	623,000,000
OptionsXpress, Inc.
Compliance with Regulatory Capital Requirements for Broker Dealers [Line Items]
Net Capital	87,000,000
% of Aggregate Debit Balances	40.00%
Minimum Net Capital Required	1,000,000
2% of Aggregate Debit Balances	5,000,000
Net Capital in Excess of Required Net Capital	82,000,000
Net Capital in Excess of 5% of Aggregate Debit Balances	$ 76,000,000